SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16: SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment and unit and derives revenues from service revenues (see Note 1 for a brief description of the Company’s business and Note 2n for details on the Company’s revenue recognition).

The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net income (loss) that is also reported within the Consolidated Statements of Operations. The measure of segment assets that is reviewed by the CODM is reported within the Consolidated Balance Sheet as consolidated Total assets.

The CODM uses consolidated net income (loss) to monitor period-over-period results and decides where to allocate and invest additional resources within the business to continue growth. The following is a summary of the significant expense categories and consolidated net loss details provided to the CODM:

	Year ended December 31,
	2024	2023	2022
Total revenues	$971,995	$729,695	$519,029
Share-based compensation	(129,209)	(100,186)	(104,920)
Charitable contribution to Foundation	(24,208)	–	–
Tax benefit related to share-based compensation	2,486	3,392	1,431
Other segment items (*)	(788,692)	(634,778)	(552,407)
Net income (loss)	$32,372	$(1,877)	$(136,867)

(*) Other segment expense items included within net income (loss) include payroll, financial income, net, advertising and marketing activities, overhead and depreciation, travel and entertainment, income taxes, information technology and communication, sales commissions and other miscellaneous expenses. See the consolidated financial statements for other financial information regarding the Company’s operating segment.

Revenues are attributed to geographic areas based on location of the end customers as follows:

	Year ended December 31,
	2024	2023	2022
United States	$484,523	$364,070	$255,495
EMEA	209,851	157,134	111,854
United Kingdom	101,538	73,236	50,625
Rest of the world	176,083	135,255	101,055
	$971,995	$729,695	$519,029

Long-lived assets and operating lease right-of-use assets by geographical areas were as follows:

	As of December 31,
	2024	2023
Israel	$72,613	$72,262
United States	17,895	23,773
United Kingdom	43,030	1,417
Rest of the world	2,741	2,246
	$136,279	$99,698